UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2006
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    May 12, 2006

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total: $563,517,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    12564   509480 SH       SOLE                   509480
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     6873   200621 SH       SOLE                   200621
ALLTEL CORP                    COM              020039103     9394   145075 SH       SOLE                   145075
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2078       23 SH       SOLE                       23
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    14248     4731 SH       SOLE                     4731
BROADWING CORP                 COM              11161E101     8132   551702 SH       SOLE                   551702
CITIGROUP INC                  COM              172967101     6680   141435 SH       SOLE                   141435
CROWN HOLDINGS INC             COM              228368106     7722   435264 SH       SOLE                   435264
CRESCENT REAL ESTATE EQUITIE   COM              225756105     4655   220934 SH       SOLE                   220934
CRESCENT REAL ESTATE EQUITIE   PFD CV A 6.75%   225756204     2738   126882 SH       SOLE                   126882
US LEC CORP                    CL A             90331S109      981   366170 SH       SOLE                   366170
COMCAST CORP NEW               Cl A             20030N101     4602   175906 SH       SOLE                   175906
COMCAST CORP NEW               CL A SPL         20030N200     8379   320771 SH       SOLE                   320771
CNA FINL CORP                  COM              126117100    13381   420269 SH       SOLE                   420269
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     6022   821511 SH       SOLE                   821511
DOBSON COMMUNICATIONS CORP     CL A             256069105    13597  1695397 SH       SOLE                  1695397
DISCOVERY HOLDING CO           CL A COM         25468Y107     9870   658018 SH       SOLE                   658018
DUKE ENERGY CORP               COM              264399106     4541   155767 SH       SOLE                   155767
SALOMON BROS GLBL HIGH INC F   COM              79550G102     4473   359850 SH       SOLE                   359850
FIRST DATA CORP                COM              319963104     3339    71321 SH       SOLE                    71321
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102     8409    78437 SH       SOLE                    78437
FRANKLIN UNVL TR               SH BEN INT       355145103     6278   999760 SH       SOLE                   999760
SALOMON BROS VAR RATE STRT F   COM              79550X105    10521   611710 SH       SOLE                   611710
TEMPLETON GLOBAL INCOME FD     COM              880198106      409    47517 SH       SOLE                    47517
GATEWAY INC                    COM              367626108     2249  1026891 SH       SOLE                  1026891
HUNTSMAN CORP                  COM              447011107     7575   392478 SH       SOLE                   392478
HUNTSMAN CORP                  PFD MND CV 5%    447011206     6173   143486 SH       SOLE                   143486
MORGAN STANLEY                 INSD CA MUN      61745P825     3884   282696 SH       SOLE                   282696
PT INDOSAT TBK                 SPONSORED ADR    744383100      704    25080 SH       SOLE                    25080
NUVEEN TAX ADV FLTG RATE FUN   COM              6706EV102     3277   253825 SH       SOLE                   253825
NUVEEN PFD & CONV INCOME FD    COM SHS          67073D102     6886   558060 SH       SOLE                   558060
JOURNAL REGISTER CO            COM              481138105     8019   658400 SH       SOLE                   658400
LIBERTY MEDIA CORP NEW         COM SER A        530718105    18456  2247977 SH       SOLE                  2247977
LIBERTY GLOBAL INC             COM SER A        530555101     5100   249122 SH       SOLE                   249122
LIBERTY GLOBAL INC             COM SER C        530555309     9142   462907 SH       SOLE                   462907
LOEWS CORP                     COM              540424108    13116   129607 SH       SOLE                   129607
LYONDELL CHEMICAL CO           COM              552078107     9334   469028 SH       SOLE                   469028
MILLS CORP                     COM              601148109     4099   146410 SH       SOLE                   146410
MTR GAMING GROUP INC           COM              553769100     2905   282330 SH       SOLE                   282330
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     8504   521691 SH       SOLE                   521691
MERCK & CO INC                 COM              589331107     7937   225291 SH       SOLE                   225291
METROMEDIA INTL GROUP INC      PFD CONV %       591695200    29152   747499 SH       SOLE                   747499
NASH FINCH CO                  COM              631158102     7051   235825 SH       SOLE                   235825
NES RENTALS HOLDINGS INC       COM              640820106     8295   453007 SH       SOLE                   453007
NEWS CORP                      CL A             65248E104    12978   781323 SH       SOLE                   781323
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     4002   299300 SH       SOLE                   299300
OWENS ILL INC                  COM NEW          690768403     5759   331522 SH       SOLE                   331522
OWENS ILL INC                  PFD CONV $.01    690768502     3839   110647 SH       SOLE                   110647
PMC COML TR                    SH BEN INT       693434102     1409   103253 SH       SOLE                   103253
PIMCO FLOATING RATE STRTGY F   COM              72201J104     6823   358549 SH       SOLE                   358549
PUTNAM MASTER INTER INCOME T   SHR BEN INT      746909100     8259  1374190 SH       SOLE                  1374190
PARK OHIO HLDGS CORP           COM              700666100    13322   667446 SH       SOLE                   667446
PORTUGAL TELECOM SGPS S A      SPONSORED ADR    737273102    10824   885731 SH       SOLE                   885731
Q E P INC                      COM              74727K102     2896   252728 SH       SOLE                   252728
RCN CORP                       COM NEW          749361200     9881   381516 SH       SOLE                   381516
SALEM COMMUNICATIONS CORP DE   CL A             794093104      350    23300 SH       SOLE                    23300
SEA CONTAINERS LTD             CL A             811371707     3924   544281 SH       SOLE                   544281
SK TELECOM LTD                 SPONSORED ADR    78440P108    10072   426959 SH       SOLE                   426959
ST PAUL TRAVELERS INC          COM              792860108    15019   359384 SH       SOLE                   359384
SOUTHERN UN CO NEW             COM              844030106     5046   203228 SH       SOLE                   203228
SAFEWAY INC                    COM NEW          786514208    13045   519324 SH       SOLE                   519324
TESORO CORP                    COM              881609101     6111    89423 SH       SOLE                    89423
VALERO ENERGY CORP NEW         COM              91913Y100    10015   167527 SH       SOLE                   167527
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100    13730   656949 SH       SOLE                   656949
WILLIAMS COS INC DEL           COM              969457100     7293   340941 SH       SOLE                   340941
WHX CORP                       COM NEW          929248508      719    70865 SH       SOLE                    70865
AMGEN INC                      NOTE    3/0      031162AL4     9220 12274000 SH       SOLE                 12274000
GATEWAY INC                    NOTE 2.000%12/3  367626AD0     9555 13393000 SH       SOLE                 13393000
LSI LOGIC CORP                 NOTE 4.000% 5/1  502161AJ1    12392 11069000 SH       SOLE                 11069000
LEUCADIA NATL CORP             NOTE 3.750% 4/1  527288AX2    12587  8936000 SH       SOLE                  8936000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7      824   921000 SH       SOLE                   921000
MEDIACOM COMMUNICATIONS CORP   NOTE 5.250% 7/0  58446KAA3     7033  7196000 SH       SOLE                  7196000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     5419 13370000 SH       SOLE                 13370000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3     9426 12124000 SH       SOLE                 12124000